Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	PETROCHINA CO LTD
Entity Central Index Key	0001108329
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	CN
A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	161,922,077,818
H shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	21,098,900,000
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Title of 12(b) Security	H Shares, par value RMB1.00 per share
ADS [Member]
Document Information [Line Items]
Trading Symbol	PTR
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing 100